Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000256664 [Member]
Shareholder Report [Line Items]
Fund Name	Sarmaya Thematic ETF
Class Name	Sarmaya Thematic ETF
Trading Symbol	LENS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Sarmaya Thematic ETF (the “Fund”) for the period of January 28, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://sarmayaetf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sarmayaetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://sarmayaetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the Period, the Fund returned 50.20% on NAV and 49.94% on Market Price, compared to 14.13% for the Solactive GBS US 500 Index.
The Fund invests primarily in domestic and foreign equity securities of companies considered by the Sub-Adviser to reflect an emerging or prevailing market theme. The Sub-Adviser has identified the dominant secular macro theme emerging in the market as a renewed commodity supercycle they call the “Return to Tangibles.” The Sub-Adviser manages the Fund’s investments by breaking that Return to Tangibles secular theme down into three primary sub-themes: Energy is Life, Geopolitical & Fiscal Risk, and Build the Future.
During the reporting period, performance was driven by our Return to Tangibles thematic exposures. The Geopolitical & Fiscal Risk sub-theme contributed most, led by allocations to gold, silver, and mining stocks. These positions benefited from elevated geopolitical uncertainty, central bank gold buying, accommodative monetary and fiscal policy, and a weaker U.S. dollar.
The Fund’s Build the Future sub-theme added to returns as its platinum and copper mining positions performed well, while its Industrials positions were a slight drag. The oil and gas positions in the Energy is Life sub-theme where detractors from performance, while the energy services positions contributed. Additionally, a small market hedge position in the Fund was a slight detractor from performance.
The Fund’s overall International and emerging market holdings, particularly Canadian and Brazilian equities, helped performance as the U.S. dollar underperformed the Canadian dollar (CAD) and Brazilian real (BRL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (1/28/2025)
Sarmaya Thematic ETF - NAV	50.20%
Solactive GBS United States 500 Index	14.13%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://sarmayaetf.com/ for more recent performance information.

Performance Inception Date	Jan. 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,144,958
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 39,975
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$16,144,958	Portfolio Turnover Rate*	52%
# of Portfolio Holdings	39	Advisory Fees	$39,975
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET WEIGHTING (as a % of Net Assets)
Common Stocks	72.3%
Commodity ETFs	22.8%
U.S. Equity ETFs	3.3%
Cash and Cash Equivalents	1.6%

TOP 10 HOLDINGS (as a % of Net Assets)
SPDR Gold MiniShares Trust	9.6%
iShares Gold Trust	7.7%
Hecla Mining Co.	5.9%
iShares Silver Trust	5.9%
Kinross Gold Corp.	5.1%
Exxon Mobil Corp.	4.6%
Agnico Eagle Mines Ltd.	4.2%
Equinox Gold Corp.	3.8%
Gold Fields Ltd. - ADR	3.5%
Alpha Architect 1-3 Month Box ETF	2.9%